Significant Accounting Policies - Summary of Detailed Information About Effect of Adopting IFRS 15 (Parenthetical) (Detail) € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€)
Digital benefits recognized as revenue [member]
Disclosure of voluntary change in accounting policy [line items]
Increase (decrease) in revenue	€ 254
Commissions recognized as deduction to revenue [member]
Disclosure of voluntary change in accounting policy [line items]
Increase (decrease) in revenue	€ 2,770